Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (13,746)	$ (11,377)	$ (15,366)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	278	284	233
Gain on sale of equipment			(21)
Realized gain on available-for-sale securities	(55)
Stock-based compensation	552	1,466	2,808
Issuance of common stock to former lenders	683
Change in fair value of warrant liability	(812)
Amortization of premium on available-for-sale securities and other	58	225	305
Changes in operating assets and liabilities:
Accounts receivable	1,639	(1,976)	(92)
Receivable from Angiotech	106	123	5
Prepaid expenses and other assets	(511)	(63)	449
Accounts payable and accrued expenses	983	562	479
Deferred revenue	(3,664)	165	6,581
Net cash used in operating activities	(14,489)	(10,591)	(4,619)
Investing activities
Purchase of available-for-sale securities	(12,508)	(8,834)	(11,692)
Proceeds from maturities of available-for-sale securities	21,672	10,753	15,300
Investment in privately-held company			(14)
Proceeds from sale of equipment			21
Purchases of equipment	(590)	(390)	(381)
Net cash provided by investing activities	8,574	1,529	3,234
Financing activities
Proceeds from issuance of common stock and warrants, net	12,595
Net cash provided by financing activities	12,595
Increase (decrease) in cash and cash equivalents	6,680	(9,062)	(1,385)
Cash and cash equivalents at beginning of year	2,105	11,167	12,552
Cash and cash equivalents at end of year	$ 8,785	$ 2,105	$ 11,167